Note to Condensed Consolidated Statements of Cash Flows	6 Months Ended
Jun. 30, 2017
Statement of Cash Flows [Abstract]
Note to Condensed Consolidated Statements of Cash Flows

22. Note to Condensed Consolidated Statements of Cash Flows

Reconciliation of net income for the period to net cash generated from operating activities:

	Six Months Ended
	June 30,
	2017	2016
	(in US$’000)
Net income	3,685	2,794
Adjustments to reconcile net income to net cash generated from operating activities
Depreciation and amortization	1,312	1,133
Share-based compensation expense—share options and LTIP	1,933	1,946
Equity in earnings of equity investees, net of tax	(22,269)	(21,251)
Dividend received from equity investees	42,617	15,917
Unrealized currency translation (gain)/loss	(224)	791
Changes in income tax balances	(612)	76
Other non-cash operating activities	64	71
Changes in working capital
Accounts receivable—third parties	(2,699)	(2,560)
Other receivables, prepayments and deposits	(3,448)	736
Inventories	2,148	1,652
Accounts payable—third parties	(3,121)	3,582
Other payables, accruals and advance receipts	(4,320)	641
Amounts due from/due to related parties	4,965	3,773
Other changes in operating assets and liabilities	(609)	(246)
Total changes in working capital	(7,084)	7,578
Net cash generated from operating activities	19,422	9,055